Note 12 - Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

Note 12. Intangible Assets, net

Intangible assets, net consisted of the following (in thousands):

	March 31, 2024
	(Unaudited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(1,219)	$6,911
Trade names	4,700	(353)	4,347
Developed technology	2,880	(432)	2,448
Customer Contracts	250	(231)	19
Total intangible assets	$15,960	$(2,235)	$13,725

	December 31, 2023
	(Audited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423

Amortization of customer contracts is included in depreciation and amortization in the accompanying Condensed Consolidated Statements of Comprehensive Income (Loss). For the three months ended March 31, 2024 and 2023, the Company recognized amortization expense of approximately $0.7 million and $0.01 million, respectively. Future amortization of intangible assets is as follows:

Year	Amount
2024 (remaining nine months)	$2,023
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$13,725

Note 14. Goodwill and Intangible Assets, net

Goodwill

The following table reflects changes in the carrying amount of goodwill during the periods presented by reportable segments (in thousands):

	e-Commerce Operations	Healthcare Operations	Total
Balances as of December 31, 2021
Goodwill	$—	$—	$—
Accumulated impairment losses	—	—	—
Goodwill, net as of December 31, 2021	—	—	—

Changes in Goodwill during the year ended December 31, 2022:
Goodwill acquired	—	—	—
Impairment losses	—	—	—

Balances as of December 31, 2022
Goodwill	—	—	—
Accumulated impairment losses	—	—	—
Goodwill, net as of December 31, 2022	—	—	—

Changes in Goodwill during the year ended December 31, 2023:
Goodwill acquired	—	14,626	14,626
Impairment losses	—	(13,895)	(13,895)

Balances as of December 31, 2023
Goodwill	—	14,626	14,626
Accumulated impairment losses	—	(13,895)	(13,895)
Goodwill, net as of December 31, 2023	$—	$731	$731

1.	Increase related to book tax difference of intangible assets arising from the business combination without transfer of consideration.

The initial recognition of goodwill resulting from the acquisition of Progressive Care on July 1, 2023. The Company performed an annual impairment test for goodwill as of December 31, 2023.

The Company performed an annual impairment test as of December 31, 2023, for our healthcare operations reporting segments. The fair value of each reporting unit was estimated using the income valuation approach. The income approach applied a fair value methodology to each reporting unit based on discounted cash flows. The various inputs to this fair value model are considered Level 3. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internally-developed forecasts of revenue and profitability, estimation of the long-term rate of growth for the business, estimation of the useful life over which cash flows will occur, and determination of the weighted average cost of capital, which is risk-adjusted to reflect the specific risk profile of the reporting unit being tested. The weighted average cost of capital used in the impairment test ranged from 11% to 13.5%.

As a result of the 2023 annual impairment test, the Company concluded that the carrying amount of the Pharmacy Operations reporting unit goodwill exceeded its fair value by 95% and recorded a non-cash goodwill impairment charge of approximately $13.9 million for the year ended December 31, 2023. This was included in goodwill impairment charge on the Consolidated Statements of Operations for the year ended December 31, 2023.

Intangible Assets

Intangible assets, net consisted of the following (in thousands):

	December 31, 2023
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423

	December 31, 2022
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$—	$—	$—
Trade names	—	—	—
Developed technology	—	—	—
Customer Contracts	250	(200)	50
Total intangible assets	$250	$(200)	$50

Amortization of pharmacy records, trade names, developed technology, and customer contracts is included in depreciation and amortization in the accompanying Consolidated Statements of Comprehensive Income Loss. For the twelve months ended December 31, 2023 and 2022, the Company recognized amortization expense of approximately $1.3 million and $25,000, respectively. Future amortization of intangible assets is as follows (in thousands):

2024	$2,721
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$14,423